Benefit Plans and Capital Transactions - Schedule of Preferred Stock Dividend Activity (Details) - Previously Reported [Member] - $ / shares	3 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
Series A Preferred Stock
Benefit Plans and Capital Transactions - Schedule of Preferred Stock Dividend Activity (Details) [Line Items]
Dividends payable	$ 0.4296875	$ 0.4296875	$ 0.4296875	$ 0.4296875	$ 0.4296875	$ 0.4296875	$ 0.4296875	$ 0.4296875
Series B Preferred Stock
Benefit Plans and Capital Transactions - Schedule of Preferred Stock Dividend Activity (Details) [Line Items]
Dividends payable	$ 0.4609375	$ 0.4609375	$ 0.4609375	$ 0.4609375	$ 0.4609375	$ 0.4609375	$ 0.4609375	$ 0.4609375